Notes Payable And Revolving Credit Agreement (Details) - Schedule of Notes Payable - Previously Reported [Member] - VASO CORPORATION [Member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Notes payable	$ 24	$ 31
Less: current portion	(9)	(8)
Total	$ 15	$ 23